Convertible Preferred Stock - Narrative (Details) - USD ($)			12 Months Ended
	Apr. 04, 2018	Mar. 26, 2018	Dec. 31, 2019	Mar. 31, 2020	Feb. 11, 2020	Dec. 31, 2018
Class of Stock [Line Items]
Convertible preferred stock, shares issued (in shares)			31,850,304			31,850,304
Underwritten public offering of common stock, minimum aggregate net proceeds			$ 40,000,000
Minimum ratio offering price per share of OIP			150.00%
Minimum aggregate proceeds of underwritten public offering of stock			$ 40,000,000
Series 1 Preferred Stock
Class of Stock [Line Items]
Convertible preferred stock, shares issued (in shares)			12,433,953	0	51,680,254	12,433,953
Convertible preferred stock, par value (in usd per share)			$ 0.001	$ 0.0001		$ 0.001
Convertible preferred stock, liquidation rights per share			3.217
Convertible preferred stock, dividend rate			$ 0.25736
Series 1 Preferred Stock | KKR Phorm Investors L.P. (KKR)
Class of Stock [Line Items]
Convertible preferred stock, shares issued (in shares)			12,433,953
Convertible preferred stock, par value (in usd per share)			$ 0.001
Convertible preferred stock, price per share (in usd per share)			$ 3.217
Issuance of preferred stock			$ 40,000,000
Series 2 Preferred Stock
Class of Stock [Line Items]
Convertible preferred stock, shares issued (in shares)			7,499,996	0	38,760,190	7,499,996
Convertible preferred stock, par value (in usd per share)			$ 0.001	$ 0.0001		$ 0.001
Convertible preferred stock, liquidation rights per share			4.00
Convertible preferred stock, dividend rate			$ 0.32
Series 2 Preferred Stock | KKR Phorm Investors L.P. (KKR)
Class of Stock [Line Items]
Convertible preferred stock, shares issued (in shares)			7,499,996
Convertible preferred stock, par value (in usd per share)			$ 0.001
Convertible preferred stock, price per share (in usd per share)			$ 4.00
Issuance of preferred stock			$ 30,000,000
Series 2 Preferred Stock | Other Investors | KKR Phorm Investors L.P. (KKR)
Class of Stock [Line Items]
Other investors with a small percentage			0.02%
Series 3 Preferred Stock
Class of Stock [Line Items]
Convertible preferred stock, shares issued (in shares)		4,000,000	4,000,000	0	31,850,304	4,000,000
Convertible preferred stock, par value (in usd per share)		$ 0.001	$ 0.001	$ 0.0001		$ 0.001
Convertible preferred stock, price per share (in usd per share)		$ 4.00
Issuance of preferred stock	$ 16,000,000	$ 16,000,000
Convertible preferred stock, liquidation rights per share			4.00
Convertible preferred stock, dividend rate			$ 0.32
Series 3 Preferred Stock | Other Investors
Class of Stock [Line Items]
Other investors with a small percentage		0.02%
Series 3 Preferred Stock | Nexperia
Class of Stock [Line Items]
Other investors with a small percentage		9.90%